The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 71.3%
	AGGREGATE BOND — 2.5%
25,085	Eaton Vance Total Return Bond ETF	$1,275,948
54,540	JPMorgan International Bond Opportunities ETF	2,651,735
23,854	UVA Unconstrained Medium-Term Fixed Income ETF	519,302
29,563	Vanguard Intermediate-Term Bond ETF	2,286,402
		6,733,387
	BROAD MARKET — 7.7%
67,110	JPMorgan U.S. Momentum Factor ETF	4,314,502
68,061	Vanguard U.S. Momentum Factor ETF	11,741,884
89,686	Wisdomtree Trust-Wisdomtree U.S. Multifactor Fund	4,597,035
		20,653,421
	CONVERTIBLE — 1.5%
45,959	iShares Convertible Bond ETF	4,140,906
	CORPORATE — 2.8%
13,031	iShares High Yield Systematic Bond ETF	618,647
37,151	iShares Investment Grade Systematic Bond ETF	1,688,141
103,708	VanEck IG Floating Rate ETF	2,644,554
20,183	Vanguard Intermediate-Term Corporate Bond ETF	1,673,574
17,302	Xtrackers Short Duration High Yield Bond ETF	784,127
		7,409,043
	EMERGING MARKETS — 2.8%
134,602	Schwab Fundamental Emerging Markets Equity ETF	4,443,212
84,248	SPDR S&P Emerging Markets Dividend ETF	3,211,534
		7,654,746
	FIXED INCOME EMERGING MARKET — 0.4%
53,027	VanEck Emerging Markets High Yield Bond ETF	1,050,995
	GLOBAL — 3.8%
8,460	Affinity World Leaders Equity ETF	281,513
65,974	SPDR Global Dow ETF	9,938,132
		10,219,645
	GOVERNMENT — 1.0%
13,156	iShares 10-20 Year Treasury Bond ETF	1,336,650
14,459	iShares 7-10 Year Treasury Bond ETF	1,384,738
		2,721,388
	HIGH YIELD BOND — 0.9%
53,197	Pacer Pacific Asset Floating Rate High Income ETF	2,532,177
	INTERNATIONAL — 4.2%
93,059	Invesco Dorsey Wright Developed Markets Momentum ETF	4,276,061

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
70,262	Invesco S&P International Developed Momentum ETF	$3,600,225
20,624	iShares International Small-Cap Equity Factor ETF	799,592
79,741	iShares MSCI Intl Value Factor ETF	2,622,682
		11,298,560
	LARGE-CAP — 22.7%
110,579	Fidelity High Dividend ETF	5,752,320
48,912	Invesco S&P 100 Equal Weight ETF	5,378,853
10,936	iShares Russell Top 200 Growth ETF	2,695,833
32,147	Principal U.S. Mega-Cap ETF	2,011,116
81,895	Schwab Fundamental U.S. Large Co. ETF	2,009,703
257,847	Schwab U.S. Large-Cap Growth ETF	7,531,711
10,722	Vanguard Growth ETF	4,700,525
25,742	Vanguard Mega Cap ETF	5,789,891
15,550	Vanguard S&P 500 ETF	8,832,866
34,054	Vanguard Value ETF	6,018,704
52,505	WisdomTree U.S. LargeCap Fund	3,360,845
80,672	WisdomTree U.S. Value Fund	6,970,061
		61,052,428
	MID-CAP — 10.2%
149,938	Fidelity Small-Mid Multifactor ETF	6,217,929
50,635	iShares Russell Mid-Cap Growth ETF	7,022,062
41,337	Janus Henderson Small/Mid Cap Growth Alpha ETF	3,209,818
25,125	Vanguard Mid-Cap Growth ETF	7,145,299
45,443	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,813,122
		27,408,230
	MORTGAGE BACKED — 0.5%
29,533	iShares CMBS ETF	1,438,848
	OECD COUNTRIES — 0.9%
69,361	Fidelity Enhanced International ETF	2,306,947
	PRECIOUS METALS — 2.4%
103,400	abrdn Physical Silver Shares ETF*	3,557,994
47,554	iShares Gold Trust*	2,965,467
		6,523,461
	SMALL-CAP — 4.3%
57,411	Invesco S&P SmallCap Momentum ETF	3,905,096
34,845	JPMorgan Small & Mid Cap Enhanced Equity ETF	2,063,173
14,639	Vanguard Small-Cap ETF	3,469,150
7,345	Vanguard Small-Cap Growth ETF	2,034,124
		11,471,543

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	TECHNOLOGY — 1.5%
5,887	Vanguard Information Technology ETF	$3,904,729
	THEMATIC — 1.2%
76,626	Global X U.S. Infrastructure Development ETF	3,339,361
	Total Exchange-Traded Funds
	(Cost $172,290,615)	191,859,815
	MUTUAL FUNDS — 27.8%
	AGGREGATE BOND — 1.7%
113,947	Allspring Core Plus Bond Fund - Class R6	1,283,038
184,069	Vanguard Core Bond Fund, Admiral Shares	3,322,451
		4,605,489
	BLEND BROAD MARKET — 2.6%
247,469	DFA U.S. Vector Equity Portfolio - Class Institutional	6,909,340
	BLEND LARGE CAP — 2.3%
148,434	DFA U.S. Large Co. Portfolio - Class Institutional	6,109,552
	EMERGING MARKET STOCK — 0.7%
21,891	New World Fund, Inc. - Class F-3	1,949,377
	EMERGING MARKETS BOND — 1.3%
140,181	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,341,912
	FOREIGN AGGREGATE BOND — 0.5%
119,670	Dodge & Cox Global Bond Fund - Class I	1,333,126
	FOREIGN BLEND — 6.2%
142,120	DFA International Small Co. Portfolio - Class Institutional	3,348,337
366,270	Dimensional Global Equity Portfolio - Class Institutional	13,409,130
		16,757,467
	FOREIGN GROWTH — 0.7%
100,070	Vanguard International Explorer Fund - Class Investor	1,981,386
	FOREIGN VALUE — 1.3%
70,324	DFA International Small Cap Value Portfolio - Class Institutional	1,939,525
63,761	DFA International Value Portfolio - Class Institutional	1,588,929
		3,528,454
	GENERAL CORPORATE BOND — 1.0%
267,536	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,525,538
	GROWTH BROAD MARKET — 3.9%
149,721	New Perspective Fund - Class R-6	10,469,976

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 3.0%
114,810	Nuveen Large Cap Growth Index Fund - Class R6	$8,156,115
	HIGH YIELD BOND — 0.8%
207,233	American High-Income Trust - Class F-3	2,041,246
	VALUE MID CAP — 1.8%
147,734	DFA U.S. Targeted Value Portfolio - Class Institutional	4,928,420
	Total Mutual Funds
	(Cost $65,214,652)	74,637,398
	MONEY MARKET FUNDS — 0.9%
277,282	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.19%[1]	277,282
2,151,909	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.11%[1]	2,151,909
	Money Market Funds
	(Cost $2,429,191)	2,429,191
	TOTAL INVESTMENTS — 100.0%
	(Cost $239,934,458)	268,926,404
	Other Assets in Excess of Liabilities — 0.0%	74,310
	TOTAL NET ASSETS — 100.0%	$269,000,714

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2025.